INCOME TAX (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2008	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	15.00%	15.00%
Undistributed Earnings of Foreign Subsidiaries (in dollars)	$ 623,213		$ 557,093			$ 623,213	¥ 4,089,013	¥ 3,654,625
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Operating Loss Carry Forwards Expiration	264					264
Withholding tax rate profits of subsidiaries earned					10.00%
Withholding Tax On Capital Gain	3,019
Distributed Earnings	30,190	¥ 200,000
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax	$ 63,716		$ 63,716			63,716
Singapore [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Operating Loss Carryforwards (in dollars)	$ 34,634					34,634
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	12.00%	12.00%
India [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.00%	30.00%
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%	10.00%
ID [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 800					800
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 7,994					7,994
Withholding Tax On Capital Gain	4,784		(2,799)	$ 1,252
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	48,922		42,060			48,922
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax	$ 552,937		$ 484,314			$ 552,937
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%
Beijing Hollysys Industrial Software Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential						15.00%